SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Selling, general and administrative expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Selling expenses	$ 55,497	$ 68,460
Administrative expenses	218,537	151,905
Distribution expenses	116,735	110,026
Selling, general and administrative expenses	$ 390,769	$ 330,391